Stockholders' Equity - Warrants (Details)		2 Months Ended	9 Months Ended
	Mar. 02, 2021 Day $ / shares	Dec. 31, 2020 Day $ / shares	Sep. 30, 2021 Day $ / shares	Dec. 31, 2021 $ / shares
Class of Stock [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Mcap Acquisition Corp [Member]
Class of Stock [Line Items]
Threshold trading days for redemption of public warrants | Day	20
percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60
Class of warrant or right redemption of warrants or rights stock price trigger	$ 0.10
Threshold period for not to transfer assign or sell any shares or warrants after completion of initial business combination	30 days	30 days
Mcap Acquisition Corp [Member] | Public Warrants
Class of Stock [Line Items]
Trading period after business combination used to measure dilution of warrant | Day		20
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued prices		115.00%
Class of warrant or right redemption of warrants or rights stock price trigger		$ 18.00
Mcap Acquisition Corp [Member] | Public Warrants | Maximum [Member]
Class of Stock [Line Items]
Class of warrant or right adjustment of exercise price of warrants or rights percent based on market value and newly issued prices		180.00%
Mcap Acquisition Corp [Member] | Public Warrants | Class A Common Stock
Class of Stock [Line Items]
Share price				$ 9.20
Mcap Acquisition Corp [Member] | Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Stock [Line Items]
Warrant redemption condition minimum share price	$ 18.00	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | Day		20	20
Threshold consecutive trading days for redemption of public warrants | Day	30	30	30
Redemption period	30 days	30 days	30 days
Threshold number of business days before sending notice of redemption to warrant holders | Day		3